Note 12 - Fair Value of Financial Instrument - Fair Value and Carrying Value of Long-term Debt (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Reported Value Measurement [Member]
Long-term debt, including current portion	$ 113,624	$ 98,585
Estimate of Fair Value Measurement [Member]
Long-term debt, including current portion	$ 108,608	$ 97,226